Inventories (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total inventories	R$ 331,783	R$ 236,117
Inventories gross	346,207	248,768
Losses on adjustment to realizable amount	(14,424)	(12,651)
Mobile Handsets And Tablets [Member]
IfrsStatementLineItems [Line Items]
Inventories gross	203,596	138,951
Accessories And Prepaid Cards [Member]
IfrsStatementLineItems [Line Items]
Inventories gross	113,363	78,330
T I M Chips [Member]
IfrsStatementLineItems [Line Items]
Inventories gross	R$ 29,248	R$ 31,487